Fair Value Measurement - Schedule of Roll-forward of Fair Value of Level 3 (Significant Unobservable Inputs) Assets (Details)	9 Months Ended
Dec. 31, 2017 CNY (¥)
Roll-forward of the fair value of Level 3 (significant unobservable inputs) assets
Reclassification adjustment for loss on available-for-sale investment included in net income, net of nil income tax	¥ 553,870
Available-for-sale investment
Roll-forward of the fair value of Level 3 (significant unobservable inputs) assets
Beginning balance	10,376,547
Total gain or losses included in net (loss) income	(10,458,538)
Reclassification adjustment for loss on available-for-sale investment included in net income, net of nil income tax	553,870
Foreign currency translation adjustment	¥ (471,879)